UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—107.3%
California—95.5%
$1,800,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400%	09/01/2036	$1,810,098

2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250	09/01/2026	2,692,869

40,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	40,046

1,770,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	1,831,153

5,710,000	Adelanto, CA Public Utility Authority	5.000	07/01/2039	5,713,597

6,620,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	7,486,690

1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,066,430

1,535,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,645,474

100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	102,744

895,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	928,330

885,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	918,108

3,735,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	3,873,158

10,250,000	Anaheim, CA Public Financing Authority	5.000	05/01/2039	11,516,592

1,350,000	Anaheim, CA Public Financing Authority	5.000	05/01/2034	1,532,871

3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,346,035

7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,807,415

25,000	Apple Valley, CA Redevel. Agency Tax Allocation	5.000	06/01/2032	25,476

600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	630,210

790,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	811,946

415,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	415,050

1,130,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,122,892

1,395,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,396,353

10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.250	12/01/2035	11,800,400

120,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2029	130,081

250,000	Beaumont, CA Financing Authority, Series A	5.625	09/01/2032	271,632

1,050,000	Beaumont, CA Financing Authority, Series A	6.875	09/01/2036	1,080,040

115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	124,763

1,500,000	Beaumont, CA Financing Authority, Series A	6.375	09/01/2042	1,643,505

5,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	5,016

750,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2036	780,345

5,400,000	Beaumont, CA Financing Authority, Series A	5.350	09/01/2036	5,417,766

4,410,000	Beaumont, CA Financing Authority, Series A	5.875	09/01/2042	4,792,391

1,560,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	1,785,358

685,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2027	685,856

60,000	Beaumont, CA Financing Authority, Series B	8.875	09/01/2034	60,218

130,000	Beaumont, CA Financing Authority, Series B	8.625	09/01/2039	130,437

4,000,000	Beaumont, CA Financing Authority, Series C	5.500	09/01/2035	4,016,040

3,245,000	Beaumont, CA Financing Authority, Series E	6.250	09/01/2038	3,249,543

1	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300%	09/01/2035	$508,235

2,230,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	9.750	05/01/2038	2,869,653

1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.000	05/01/2038	1,045,940

2,930,000	Brea, CA Redevel. Agency	6.679 [3]	08/01/2032	1,078,797

2,300,000	Brea, CA Redevel. Agency	6.835 [3]	08/01/2033	775,629

1,010,000	Brea, CA Redevel. Agency	6.595 [3]	08/01/2031	402,687

5,000,000	Brea, CA Redevel. Agency	6.872 [3]	08/01/2034	1,545,550

60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000	10/01/2020	60,708

3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)	6.000	09/01/2037	3,505,170

5,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)	5.950	01/01/2024	5,023

25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	25,026

65,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000	01/01/2023	64,881

20,000	CA Bay Area Government Association	4.125	09/01/2019	20,278

2,845,000	CA Communities Transportation Revenue COP	6.000	06/01/2042	3,312,746

347,900,000	CA County Tobacco Securitization Agency	7.550 [3]	06/01/2055	2,355,283

4,050,000	CA County Tobacco Securitization Agency	5.820 [3]	06/01/2033	1,146,798

409,500,000	CA County Tobacco Securitization Agency	8.251 [3]	06/01/2055	2,772,315

82,110,000	CA County Tobacco Securitization Agency	6.423 [3]	06/01/2046	7,620,629

71,700,000	CA County Tobacco Securitization Agency	7.000 [3]	06/01/2055	749,982

6,530,000	CA County Tobacco Securitization Agency	5.000	06/01/2047	5,233,534

45,600,000	CA County Tobacco Securitization Agency	6.125 [3]	06/01/2057	474,696

51,500,000	CA County Tobacco Securitization Agency	6.700 [3]	06/01/2057	351,230

55,250,000	CA County Tobacco Securitization Agency	6.901 [3]	06/01/2057	290,615

39,700,000	CA County Tobacco Securitization Agency	5.750 [3]	06/01/2057	377,547

1,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	810,160

850,000	CA County Tobacco Securitization Agency (TASC)	5.100 [4]	06/01/2028	838,321

65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600 [3]	06/01/2046	2,528,036

2,895,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	2,895,347

11,970,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	11,971,436

9,670,000	CA County Tobacco Securitization Agency (TASC)	6.125	06/01/2038	9,671,064

1,720,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	1,720,206

10,760,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	10,761,184

17,880,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	17,881,967

4,690,000	CA County Tobacco Securitization Agency (TASC)	5.700 [4]	06/01/2046	4,437,303

86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375 [3]	06/01/2046	4,124,117

5,000,000	CA County Tobacco Securitization Agency (TASC)	5.600 [4]	06/01/2036	4,886,300

3,725,000	CA County Tobacco Securitization Agency (TASC)	5.125	06/01/2038	3,459,109

5,315,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2045	4,875,556

1,250,000	CA Educational Facilities Authority (San Francisco University)	6.125	10/01/2036	1,525,350

2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500	04/01/2031	2,857,125

7,800,000	CA GO	5.000	02/01/2038	8,777,262

2	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$1,500,000	CA GO	6.000%	03/01/2033	$1,799,085

35,000	CA GO	5.250	06/01/2021	35,155

5,000	CA GO	5.750	05/01/2030	5,022

5,000,000	CA GO	6.500	04/01/2033	5,927,700

5,000	CA GO	5.500	10/01/2022	5,111

200,000	CA GO	6.250	10/01/2019	205,134

4,000,000	CA GO	0.010 [5]	05/01/2040	4,000,000

60,000	CA GO	6.250	10/01/2019	61,540

5,190,000	CA GO	5.000	12/01/2031	6,097,108

25,150,000	CA GO1	5.000	09/01/2034	29,286,420

22,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125	06/01/2047	18,685,260

4,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300 [4]	06/01/2037	3,561,480

2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2040	2,785,850

3,750,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2045	4,159,500

380,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.000	11/15/2034	381,995

2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)	6.250	02/01/2026	2,468,622

280,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)	7.000	09/01/2021	280,392

14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500	10/01/2039	16,167,690

160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	6.250	10/01/2028	185,413

5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)	5.750	07/01/2039	5,696,200

13,500,000	CA Health Facilities Financing Authority (Sutter Health)[2]	5.250	08/15/2031	15,711,165

745,000	CA HFA (Home Mtg.)	5.450	08/01/2033	799,236

100,000	CA HFA (Home Mtg.)	5.050	02/01/2029	101,662

5,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	5,089,600

2,200,000	CA HFA (Home Mtg.)[1]	5.550	08/01/2033	2,224,354

190,000	CA HFA, Series E	5.000	02/01/2024	190,988

885,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)	5.000	11/15/2034	980,607

1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250	07/15/2045	1,115,140

1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	1,078,190

2,000,000	CA Infrastructure and Economic Devel. (AOMPAAS/TVSRF/AcadF/AFound/AMF Obligated Group)	5.000	11/01/2041	2,249,400

65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	78,922

200,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	217,264

3	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$530,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)	6.400%	08/15/2045	$593,505

250,000	CA Municipal Finance Authority (Casa Griffin Apts.)	5.750	10/01/2034	266,372

1,000,000	CA Municipal Finance Authority (Emerson College)	6.000	01/01/2042	1,195,760

1,000,000	CA Municipal Finance Authority (Emerson College)	5.750	01/01/2033	1,150,750

1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,155,054

2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,320,894

850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	912,067

1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)	6.000	04/01/2031	1,044,480

1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,575,495

1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	6.125	05/15/2039	1,144,780

1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)	5.875	05/15/2029	1,998,780

1,250,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2041	1,495,900

600,000	CA Municipal Finance Authority (Southwestern Law School)	6.500	11/01/2031	722,016

1,000,000	CA Municipal Finance Authority Charter School (John Adams Academics)	5.250	10/01/2045	999,950

5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)	5.500	08/15/2047	5,540,200

1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)	5.250	08/15/2039	1,346,100

2,500,000	CA Public Works	6.000	03/01/2035	2,962,275

8,370,000	CA Public Works	6.375	11/01/2034	10,077,815

365,000	CA Public Works	6.125	11/01/2029	437,208

2,795,000	CA Public Works	5.750	03/01/2030	3,267,467

615,000	CA Public Works[1]	6.625	11/01/2034	618,315

2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	2,436,640

900,000	CA Public Works (Dept. of Mental Health)	5.000	11/01/2031	928,953

1,250,000	CA Public Works (Judicial Council)	5.000	12/01/2031	1,434,512

125,000	CA Public Works (Trustees California State University)	6.000	04/01/2027	146,026

25,000	CA Public Works (Various State Universities)	5.400	10/01/2022	25,107

305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500	08/01/2047	97,566

2,450,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500	08/01/2047	1,224,730

165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300 [3]	06/01/2056	1,311,750

17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850 [3]	06/01/2047	1,145,132

53,360,000	CA Silicon Valley Tobacco Securitization Authority	6.850 [3]	06/01/2056	657,929

36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663 [3]	06/01/2041	5,986,459

68,920,000	CA Silicon Valley Tobacco Securitization Authority	9.974 [3]	06/01/2036	17,325,799

100,000	CA Statewide CDA	6.527 [3]	09/01/2028	42,206

50,000	CA Statewide CDA	6.750	09/01/2037	50,087

4	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$100,000	CA Statewide CDA	6.773%[3]	09/01/2034	$26,861

230,000	CA Statewide CDA	5.125	09/02/2020	238,176

135,000	CA Statewide CDA	5.000	09/02/2019	139,860

15,000	CA Statewide CDA	7.000	07/01/2022	15,039

75,000	CA Statewide CDA	6.625	09/01/2027	75,151

95,000	CA Statewide CDA	5.000	09/02/2018	98,512

3,030,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)	5.200	06/01/2036	3,047,574

9,430,000	CA Statewide CDA (Cottage Health System) Floaters	0.130 [5]	11/01/2043	9,430,000

3,675,000	CA Statewide CDA (Cottage Health System) Floaters	0.310 [5]	11/01/2043	3,675,000

1,250,000	CA Statewide CDA (Enloe Medical Center)	6.250	08/15/2033	1,439,850

1,000,000	CA Statewide CDA (Enloe Medical Center)	5.750	08/15/2038	1,138,100

3,000,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	3,009,600

290,000	CA Statewide CDA (KCG/KFH Obligated Group)	5.250	03/01/2045	293,813

2,019,578	CA Statewide CDA (Microgy Holdings)[7]	9.000	12/01/2038	20

4,515,000	CA Statewide CDA (Orinda Wilder)	5.000	09/01/2037	4,758,629

375,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	374,959

220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875	07/01/2032	220,121

3,000,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000	09/02/2044	2,971,290

145,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2030	145,426

2,000,000	CA Statewide CDA School Facilities (47th & Main)	6.375	07/01/2047	2,176,940

120,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842 [3]	09/01/2022	83,252

45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375 [3]	06/01/2046	2,024,292

8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	8,295,912

25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	25,003

1,345,000	CA Valley Sanitation District	5.200	09/02/2030	1,379,176

2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.550	09/01/2036	1,169,963

2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500	09/01/2036	1,258,100

35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250	08/01/2033	43,563

2,910,000	Camarillo, CA Community Devel. Commission (Camarillo Corridor)	5.000	09/01/2032	3,286,350

25,000	Campbell, CA COP (Civic Center)	5.125	10/01/2019	25,104

225,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	225,974

25,000	Carlsbad, CA Improvement Bond Act 1915	5.500	09/02/2028	25,202

100,000	Carson, CA Public Financing Authority (Remediation)	6.500	10/01/2036	115,156

2,500,000	Carson, CA Redevel. Agency Tax Allocation	7.000	10/01/2036	2,925,375

5	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$3,260,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000%	10/01/2019	$3,338,207

2,000,000	Centinela Valley, CA Union High School District	6.000	08/01/2036	2,498,480

1,100,000	Chino, CA Public Financing Authority	5.000	09/01/2034	1,220,780

865,000	Chino, CA Public Financing Authority	5.000	09/01/2035	955,462

20,000	Chowchilla, CA Redevel. Agency	5.000	08/01/2037	20,014

2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875	01/01/2034	2,291,360

11,360,000	Citrus, CA Community College District	5.500	06/01/2031	13,205,659

500,000	Clovis, CA Wastewater[1]	5.250	08/01/2031	592,685

1,060,000	Clovis, CA Wastewater[1]	5.250	08/01/2030	1,260,425

1,050,000	Colton, CA Community Facilities District Special Tax	7.500	09/01/2020	1,063,167

3,715,000	Compton, CA Community College District	6.750	08/01/2034	4,516,883

4,000,000	Compton, CA Public Finance Authority	5.250	09/01/2027	4,219,880

5,000	Contra Costa County, CA Public Financing Authority Tax Allocation	5.850	08/01/2033	5,006

4,870,000	Corcoran, CA Hospital District	8.000	08/01/2034	5,456,494

955,000	Corona, CA Community Facilities District (Buchanan Street)	5.150	09/01/2036	964,139

110,000	Corona, CA Community Facilities District (Eagle Glen II)	6.000	09/01/2031	110,415

250,000	Corona-Norco, CA Unified School District	6.000	09/01/2037	256,597

50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)	5.000	12/15/2037	51,562

945,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1]	6.500	12/15/2047	970,789

1,220,000	Dehesa, CA School District	5.500	06/01/2044	1,430,438

1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375	09/01/2038	1,989,858

3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	7.375	09/01/2039	4,338,172

6,035,000	Desert, CA Community College District Floaters	0.290 [5]	08/01/2032	6,035,000

15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	17,225,400

10,000,000	Eastern CA Municipal Water District	0.010 [5]	07/01/2046	10,000,000

25,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.500	09/01/2032	25,949

10,075,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000	09/01/2037	10,245,267

865,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875	09/01/2038	928,266

100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500	06/01/2031	98,964

2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	2,532,000

10,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	10,123

10,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.500	09/01/2034	10,020

1,010,000	Greenfield, CA Union School District	7.000	09/01/2040	1,049,117

5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,901,624

6	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$4,895,000	Grossmont, CA Union High School District[2]	5.500%	08/01/2031	$5,607,117

120,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125	08/01/2035	120,346

1,065,000	Hesperia, CA Unified School District	5.000	09/01/2030	1,073,286

500,000	Hollister, CA Redevel. Agency Tax Allocation	7.000	10/01/2032	586,095

1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000	10/01/2030	1,837,968

1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)	5.000	10/01/2032	1,485,990

1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900	09/01/2037	1,339,996

2,030,000	Imperial County, CA Special Tax (Victoria Ranch)	5.000	09/01/2036	2,182,798

7,000,000	Imperial, CA Irrigation District	6.250	11/01/2031	8,416,240

309,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000 [3]	06/01/2057	2,732,488

3,130,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000	09/01/2036	3,239,519

5,000	La Mesa, CA Fire, Police & Emergency Services	5.250	08/01/2034	5,020

125,000	Lake Berryessa, CA Resort Improvement District	5.250	09/02/2017	127,715

2,000,000	Lake Elsinore, CA Public Financing Authority	5.000	09/01/2035	2,147,180

1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000	09/01/2040	1,060,260

630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000	09/01/2032	681,540

335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000	09/01/2037	358,986

1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250	09/01/2038	1,238,062

1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250	09/01/2040	1,323,055

1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900	09/01/2037	1,123,551

500,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.250 [4]	09/01/2029	536,030

500,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.300 [4]	09/01/2030	535,040

1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.200 [4]	09/01/2028	1,075,710

375,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.100 [4]	09/01/2026	406,001

885,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.150 [4]	09/01/2027	955,048

420,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.000 [4]	09/01/2025	456,061

1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.375 [4]	09/01/2032	1,065,920

430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875	08/01/2039	494,014

580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875	08/01/2039	706,179

7	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)	6.875%	08/01/2034	$1,945,249

5,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	5,014

10,000	Lathrop, CA Financing Authority (Water Supply)	5.600	06/01/2018	10,029

4,100,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000	09/01/2033	4,106,888

4,000,000	LeMoore, CA Redevel. Agency Tax Allocation	7.375	08/01/2040	4,172,720

1,000,000	Lennox, CA School District COP	5.000	10/01/2034	1,118,810

100,000	Lincoln, CA Public Financing Authority	5.000	09/01/2034	102,300

635,000	Lincoln, CA Special Tax	5.000	09/01/2026	642,512

235,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2032	236,351

2,625,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	2,643,480

50,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500	11/15/2028	60,574

1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500	11/15/2037	1,213,360

1,200,000	Los Alamitos, CA Unified School District COP	0.000 [4]	08/01/2034	930,552

10,000,000	Los Angeles, CA Community College District	5.000	08/01/2031	11,722,300

10,000,000	Los Angeles, CA Community College District	6.000	08/01/2033	11,874,100

15,000,000	Los Angeles, CA Community College District[2]	5.000	08/01/2033	16,742,850

2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)	6.500	09/01/2039	2,377,535

1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.000	12/01/2026	1,665,405

5,795,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2034	6,570,313

4,365,000	Los Angeles, CA Dept. of Airports	5.000	05/15/2033	4,952,791

14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250	05/15/2024	15,619,894

10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2025	11,260,403

10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2028	11,066,846

11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2027	12,058,965

10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2026	11,001,167

3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2034	3,357,450

12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2038	13,437,720

16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	18,440,842

2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.250	06/01/2034	2,131,660

500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.375	06/01/2039	533,345

2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)	6.000	06/01/2029	2,123,400

1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	862,972

1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	1,314,150

4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	6.000	09/01/2039	4,621,480

85,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	85,278

8	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875%	09/01/2039	$492,456

950,000	Martinez, CA Unified School District	6.125 [4]	08/01/2035	1,204,638

4,530,000	Mayers, CA Memorial Hospital District	7.875	06/01/2041	4,602,299

1,750,000	McFarland, CA Unified School District	5.500	11/01/2038	2,092,930

1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150	07/01/2035	1,376,251

250,000	Menifee, CA Union School District Special Tax	5.250	09/01/2036	251,117

395,000	Menifee, CA Union School District Special Tax	5.200	09/01/2035	396,742

100,000	Menifee, CA Union School District Special Tax	5.000	09/01/2022	100,625

500,000	Menifee, CA Union School District Special Tax	5.250	09/01/2035	501,865

3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	8.100	03/01/2027	3,511,080

1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2033	1,593,840

2,050,000	Moreno Valley, CA Unified School District Community Facilities District No. 2004-4	5.000	09/01/2045	2,169,064

230,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125	09/01/2035	230,679

2,000,000	Norco, CA Community Redevel. Agency	5.000	03/01/2032	2,252,140

1,500,000	Norco, CA Community Redevel. Agency	5.000	03/01/2030	1,705,530

2,000,000	Norco, CA Redevel. Agency Tax Allocation	6.000	03/01/2036	2,345,060

157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.710 [3]	06/01/2045	3,307,182

1,250,000	Northern Humboldt, CA Union High School District	6.500	08/01/2034	1,568,100

4,115,000	Northern Humboldt, CA Union High School District	5.000	08/01/2043	4,617,442

2,000,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	2,226,280

1,000,000	Oak Valley, CA Hospital District	7.000	11/01/2035	1,069,010

10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	10,013

1,000,000	Oakland, CA GO	6.000	01/15/2034	1,164,600

250,000	Oakland, CA GO	6.250	01/15/2039	293,125

250,000	Oakland, CA Unified School District	6.500	08/01/2024	289,783

250,000	Oakland, CA Unified School District	6.500	08/01/2022	291,150

250,000	Oakland, CA Unified School District	6.500	08/01/2023	289,783

4,595,000	Oakland, CA Unified School District	6.125	08/01/2029	5,227,134

3,145,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625	09/01/2038	3,195,006

2,540,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	2,592,019

1,500,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2033	1,667,925

850,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2034	937,193

1,250,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2032	1,402,763

25,000	Palm Desert, CA Financing Authority	5.000	08/01/2033	25,089

390,000	Palm Desert, CA Financing Authority	5.100 [3]	08/01/2016	377,364

150,000	Palm Desert, CA Financing Authority	5.000	04/01/2030	151,010

380,000	Palm Desert, CA Financing Authority	6.000 [3]	04/01/2022	261,326

340,000	Palm Desert, CA Financing Authority	5.950 [3]	04/01/2021	248,533

500,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	504,150

1,430,000	Palm Desert, CA Financing Authority	6.080 [3]	08/01/2030	593,736

9	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)

$1,370,000	Palm Desert, CA Financing Authority	6.070%	[3]	08/01/2029	$604,910

1,415,000	Palm Desert, CA Financing Authority	6.060	[3]	08/01/2028	664,088

305,000	Palm Desert, CA Financing Authority	5.850	[3]	04/01/2020	237,317

265,000	Palm Desert, CA Financing Authority	5.750	[3]	04/01/2019	218,988

230,000	Palm Desert, CA Financing Authority	5.650	[3]	04/01/2018	201,602

1,910,000	Palm Desert, CA Financing Authority	6.020	[3]	08/01/2024	1,145,026

1,755,000	Palm Desert, CA Financing Authority	6.010	[3]	08/01/2023	1,117,461

1,605,000	Palm Desert, CA Financing Authority	6.000	[3]	08/01/2022	1,086,585

1,400,000	Palm Desert, CA Financing Authority	6.050	[3]	08/01/2027	698,376

2,235,000	Palm Desert, CA Financing Authority	6.040	[3]	08/01/2026	1,185,779

2,070,000	Palm Desert, CA Financing Authority	6.064	[3]	08/01/2025	1,167,708

500,000	Palm Desert, CA Financing Authority	6.070	[3]	04/01/2029	224,715

480,000	Palm Desert, CA Financing Authority	6.060	[3]	04/01/2028	229,306

465,000	Palm Desert, CA Financing Authority	6.050	[3]	04/01/2027	236,085

520,000	Palm Desert, CA Financing Authority	6.080	[3]	04/01/2030	219,799

590,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2034	195,314

580,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2033	204,056

560,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2032	209,255

540,000	Palm Desert, CA Financing Authority	6.090	[3]	04/01/2031	214,612

395,000	Palm Desert, CA Financing Authority	6.010	[3]	04/01/2023	255,648

410,000	Palm Desert, CA Financing Authority	6.020	[3]	04/01/2024	249,875

445,000	Palm Desert, CA Financing Authority	6.040	[3]	04/01/2026	240,198

430,000	Palm Desert, CA Financing Authority	6.030	[3]	04/01/2025	246,657

250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	252,878

120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	120,803

425,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	428,090

390,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500		07/01/2027	394,524

85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,357

445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation	5.000		09/01/2032	508,048

1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,372,168

5,900,000	Palmdale, CA Community Facilities District Special Tax	6.125		09/01/2037	5,969,148

4,895,000	Palmdale, CA Community Facilities District Special Tax	6.250		09/01/2035	4,969,796

75,000	Palmdale, CA Community Redevel. Agency	5.000		09/01/2034	75,084

245,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700		08/01/2018	246,029

1,610,000	Palomar Pomerado, CA Health System	5.000		08/01/2034	1,612,399

120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150		09/01/2035	122,342

10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100		09/01/2030	10,210

1,145,000	Perris, CA Community Facilities District Special Tax, Series A	5.750		09/01/2035	1,157,893

10	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$290,000	Perris, CA Elementary School District	6.000%	08/01/2030	$359,800

235,000	Perris, CA Elementary School District	6.000	08/01/2029	291,973

2,015,000	Perris, CA Public Financing Authority, Series A	6.600	09/01/2038	2,066,100

1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)	5.250	08/01/2044	1,177,930

55,000	Pomona, CA Public Financing Authority	5.000	02/01/2030	55,183

1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	1,309,019

50,000	Pomona, CA Unified School District	6.150	08/01/2030	60,208

2,000,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/01/2035	2,238,900

500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125	09/01/2041	517,925

5,000,000	Rancho, CA Water District Financing Authority	5.000	08/01/2028	5,546,400

2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)	5.875	09/01/2033	2,888,572

490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2026	496,595

5,000	Richgrove, CA School District	6.375	07/01/2018	5,027

2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)	5.750	08/01/2029	2,281,600

2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)	6.250	06/30/2037	2,903,925

10,530,000	Rio Hondo, CA Community College District	0.000 [4]	08/01/2042	9,029,686

3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850	09/01/2035	3,002,970

700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[6]	5.000	08/01/2032	326,284

2,500,000	Riverside County, CA Community Facilities Districts Special Tax No. 07-2 (Clinton Keith)	5.000	09/01/2044	2,590,375

1,000,000	Riverside County, CA Community Facilities Districts Special Tax No. 07-2 (Clinton Keith)	5.000	09/01/2040	1,041,790

1,000,000	Riverside County, CA Redevel. Agency	7.125	10/01/2042	1,252,200

3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)	6.000	10/01/2037	3,465,450

1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000 [4]	10/01/2031	986,680

1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	0.000 [4]	10/01/2027	987,920

1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.750	10/01/2030	1,478,040

1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	6.500	10/01/2025	1,635,633

7,500,000	Riverside County, CA Transportation Commission	5.250	06/01/2039	8,686,725

1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300	09/01/2034	1,061,099

25,000	Romoland, CA School District Special Tax	5.250	09/01/2035	25,106

30,000	Romoland, CA School District Special Tax Community Facilities District No. 2002-2	5.200	09/01/2030	30,148

1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1	6.000	09/01/2041	1,294,738

11	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$25,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.500%	09/01/2034	$25,130

2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18	6.000	09/01/2037	2,330,415

1,000,000	Ross Valley, CA School District	5.500	08/01/2041	1,196,030

40,000	Sacramento County, CA COP (Public Facilities)	5.000	06/01/2029	40,135

1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	1,205,556

2,320,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	2,361,435

1,200,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)	5.000	09/01/2033	1,329,672

1,290,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)	5.000	09/01/2032	1,436,157

1,600,000	San Bernardino County, CA Special Tax (Lytle Creek North)	5.000	09/01/2045	1,692,928

1,000,000	San Bernardino County, CA Special Tax (Lytle Creek North)	5.375	09/01/2038	1,035,020

100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	100,293

1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)	5.750	07/01/2020	1,447,119

20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	19,999

805,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	805,056

1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	1,853,127

3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2037	3,119,866

1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2027	1,412,270

3,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000	12/01/2031	3,765,000

875,000	San Diego County, CA COP	5.600	07/01/2038	986,318

6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750	12/01/2032	6,649,718

3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)	5.000	05/01/2029	3,237,480

5,880,000	San Diego, CA Public Facilities Financing Authority	5.250	08/01/2027	6,863,195

10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[2]	5.375	02/01/2036	11,231,300

1,725,000	San Francisco, CA Bay Area Rapid Transit District	5.000	07/01/2033	2,042,866

1,000,000	San Francisco, CA Bay Area Rapid Transit District	5.000	07/01/2031	1,193,610

1,000,000	San Francisco, CA City & County Airports Commission	5.000	05/01/2031	1,110,500

15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	15,062

500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2031	545,335

12	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.500%	08/01/2039	$2,292,700

500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2033	601,280

400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2033	483,340

1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)	6.625	08/01/2039	1,715,775

500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.500	08/01/2032	574,145

545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)	6.625	08/01/2039	625,502

1,000,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2032	1,120,600

6,310,000	San Jacinto, CA Financing Authority, Tranche A	6.600 [4]	09/01/2033	6,025,356

6,180,000	San Jacinto, CA Financing Authority, Tranche B	6.600 [4]	09/01/2033	5,901,220

6,345,000	San Jacinto, CA Financing Authority, Tranche C	6.600 [4]	09/01/2033	5,815,446

500,000	San Jacinto, CA Unified School District Special Tax	5.100	09/01/2036	455,695

250,000	San Jacinto, CA Unified School District Special Tax	5.750	09/01/2040	258,705

25,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2032	25,090

1,000,000	San Jose, CA Airport	5.000	03/01/2025	1,115,860

35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,282

3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.200	01/01/2041	3,152,520

4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)	5.100	12/01/2032	4,027,053

160,000	San Jose, CA Redevel. Agency	5.000	08/01/2025	160,622

55,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	55,209

2,000,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	2,008,480

995,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	1,057,526

305,000	San Jose, CA Redevel. Agency	5.000	08/01/2018	306,202

125,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	125,486

170,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	170,661

230,000	San Jose, CA Redevel. Agency	5.000	08/01/2027	230,895

100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	106,068

795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	844,958

1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2021	1,317,943

200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2032	208,188

550,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	559,136

2,415,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	2,571,975

220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	234,775

170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	181,880

535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2016	551,071

13	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600%	09/01/2027	$25,048

10,000,000	San Marcos, CA Unified School District[2]	5.250	08/01/2031	11,818,600

1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.850	08/01/2031	1,000,770

2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	6.000	08/01/2041	2,071,014

3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	3,504,060

8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)	7.000	09/01/2036	9,909,962

1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2036	2,090,463

2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)	5.875	07/01/2042	3,105,830

2,965,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	3,536,622

1,580,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	1,884,608

1,575,000	Saugus, CA Union School District Community Facilities District No. 2006-2	5.000	09/01/2037	1,626,644

415,000	Saugus, CA Union School District Special Tax	5.125	09/01/2031	429,371

2,000,000	Saugus, CA Union School District Special Tax	5.750	09/01/2043	2,069,440

200,000	Saugus, CA Union School District Special Tax	5.125	09/01/2032	206,892

2,500,000	Sequoia, CA Unified High School District	5.875	07/01/2036	2,954,925

5,000,000	Sequoia, CA Unified High School District	6.000	07/01/2043	6,017,700

1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400	11/01/2026	1,105,598

15,000	Sierra Kings, CA Health Care District	6.000	08/01/2032	15,048

1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000	10/01/2026	1,931,921

545,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	545,594

2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)	6.000	09/01/2036	2,296,860

4,150,000	South El Monte, CA Improvement District	5.000	08/01/2035	4,631,317

790,000	Southern CA Mono Health Care District	5.000	08/01/2021	890,938

2,085,000	Southern CA Public Power Authority	5.000	11/01/2033	2,412,053

250,000	Southern CA Public Power Authority	5.250	11/01/2026	299,270

13,000,000	Southern CA Public Power Authority	5.000	07/01/2035	15,014,220

470,000	Southern CA Public Power Authority	5.250	11/01/2022	560,212

50,000	Southern CA Public Power Authority	5.250	11/01/2023	59,637

2,255,000	Southern CA Public Power Authority Natural Gas	5.250	11/01/2027	2,690,373

165,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2029	190,430

205,000	Southern CA Public Power Authority Natural Gas	5.000	11/01/2028	238,770

97,775,000	Southern CA Tobacco Securitization Authority	7.100 [3]	06/01/2046	1,910,524

4,000,000	Southern CA Tobacco Securitization Authority (TASC)	5.000	06/01/2037	3,617,800

2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875	09/01/2037	2,067,920

75,000	Stockton, CA Public Financing Authority (Parking)	5.125	09/01/2030	74,997

1,000,000	Stockton, CA Public Financing Authority, Series A	5.250	09/01/2037	1,010,700

14	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$2,830,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)	5.000%	09/01/2036	$2,829,774

25,000	Susanville, CA Public Financing Authority	7.750	09/01/2017	25,131

1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.500	06/01/2030	1,116,120

30,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100	09/01/2036	30,172

1,575,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	1,586,986

50,000	Temecula, CA Redevel. Agency	5.250	08/01/2036	50,064

3,705,000	Trinity County, CA COP	8.500	01/15/2026	3,745,570

500,000	Tulare, CA Health Care District	6.500	08/01/2026	570,390

305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2027	332,276

2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.125	10/15/2037	2,723,575

430,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	455,254

2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2022	2,815,304

425,000	Turlock, CA Public Financing Authority	5.450	09/01/2024	425,769

1,500,000	Tustin, CA Unified School District	6.000	08/01/2036	1,853,175

415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	516,094

500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.400	09/01/2032	621,800

425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.650	09/01/2042	534,204

375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	474,679

15,000,000	University of California	5.000	05/15/2038	16,978,800

1,080,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)	5.000	09/01/2030	1,195,236

1,030,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)	5.000	09/01/2029	1,151,489

1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150	12/01/2031	1,601,125

750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	755,535

1,000,000	Vernon, CA Electric System	5.125	08/01/2033	1,101,350

4,000,000	Vernon, CA Electric System	5.500	08/01/2041	4,500,240

65,000	Vernon, CA Redevel. Agency Tax Allocation	5.000	09/01/2035	65,029

500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	517,240

50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)	5.000	09/01/2024	50,060

1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	1,903,920

1,550,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1	5.250	09/01/2045	1,579,776

15	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

California (Continued)

$610,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1	5.250%	09/01/2035	$627,928

1,500,000	Woodland, CA Finance Authority	6.000	03/01/2041	1,812,765

2,300,000	Woodland, CA Finance Authority	6.000	03/01/2036	2,787,393

				1,211,197,224

U.S. Possessions—11.8%
1,000,000	Guam International Airport Authority	6.000	10/01/2034	1,169,320

2,500,000	Guam International Airport Authority	6.125	10/01/2043	2,905,350

250,000	Guam Power Authority, Series A	5.000	10/01/2023	298,012

570,000	Guam Power Authority, Series A	5.000	10/01/2030	662,266

320,000	Guam Power Authority, Series A	5.000	10/01/2024	380,378

1,390,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,242,062

2,595,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	2,357,765

3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [4]	07/01/2024	2,689,345

5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	3,428,300

6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	4,173,480

4,565,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	4,565,548

1,040,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	1,040,062

7,590,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	4,860,408

1,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	649,060

3,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	1,958,310

1,020,000	Puerto Rico Commonwealth GO	5.750	07/01/2038	653,198

80,000	Puerto Rico Commonwealth GO	6.000	07/01/2036	80,057

3,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	2,317,700

1,480,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	1,496,250

8,660,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	5,513,389

1,450,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	930,088

1,290,000	Puerto Rico Commonwealth GO	5.125	07/01/2037	814,867

5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	3,170,900

5,025,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	3,279,164

5,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	3,256,300

1,615,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	1,047,860

1,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	962,430

2,500,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,600,925

500,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	320,105

1,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	631,780

1,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	753,330

7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	4,705,103

8,995,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2042	5,762,107

1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050	07/01/2042	640,590

1,000,000	Puerto Rico Electric Power Authority, Series A8	7.000	07/01/2033	640,070

10,000,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	6,426,300

5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000	07/01/2028	3,219,100

6,495,000	Puerto Rico Electric Power Authority, Series XX8	5.250	07/01/2040	4,159,983

5,000,000	Puerto Rico Electric Power Authority, Series XX8	5.750	07/01/2036	3,201,700

500,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250	07/01/2026	323,080

2,500,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	1,661,800

100,000	Puerto Rico Infrastructure	5.500	07/01/2020	57,278

1,220,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	612,037

16	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125%	04/01/2032	$145,537

225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	191,480

250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	219,715

6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,745,590

1,960,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	1,674,271

8,055,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	5,045,249

7,255,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	4,235,977

7,710,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	3,482,761

7,670,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	3,484,021

610,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	280,515

17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	7,914,010

15,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	7,190,760

12,380,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	5,677,344

1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	451,780

8,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	3,952,046

17,465,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	8,044,903

840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000	10/01/2032	895,012

				149,248,128

Total Investments, at Value (Cost $1,454,534,275)—107.3%				1,360,445,352

Net Other Assets (Liabilities)—(7.3)				(92,307,610)

Net Assets—100.0%				$1,268,137,742

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

17	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AcadF	Academy Foundation
AFound	Archival Foundation
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
CDA	Communities Devel. Authority
CFD	Community Facilities District
COP	Certificates of Participation
EBPC	East Bay Perinatal Center
EMC	Eden Medical Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Services
JHAW	JHA West 16
KCG	Kaiser Credit Group
KFH	Kaiser Foundation Hospitals
LAJHFTA	Los Angeles Jewish Home for the Aging
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research and Education
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
V.I.	United States Virgin Islands

18	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

19	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

20	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

21	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,211,197,204	$20	$1,211,197,224
U.S. Possessions	—	149,248,128	—	149,248,128

Total Assets	$—	$1,360,445,332	$20	$1,360,445,352

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is

22	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate

23	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $46,835,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund

24	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $219,602,883 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $117,420,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,500,000	Anaheim, CA Public Financing Authority Tender Option Bond Series 2015-XF2139 Trust[3]	16.467%	10/1/39	$3,653,450
5,000,000	CA Dept. of Water Resources (Center Valley) Tender Option Bond Series 2015-XF2030 Trust[3]	8.513	12/1/35	6,800,400
7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) Tender Option Bond Series 2015-XF0036 Trust	8.945	10/1/39	9,062,690
3,375,000	CA Health Facilities Financing Authority (SHlth / EBPC / EMC / MCHlth / MPHS / PAMFHCR&E / SCHosp / SCVH / SEBH / SGMF Obligated Group) Tender Option Bond Series 2015-XF0236 Trust	19.394	8/15/31	5,586,165
7,500,000	East Bay, CA Municipal Utility District (Water System) Tender Option Bond Series 2015-XF2026 Trust[3]	8.080	6/1/36	9,725,400
1,290,000	Grossmont, CA Union High School District Tender Option Bond Series 2015 XF-2141 Trust[3]	16.867	8/1/30	2,046,624
1,225,000	Grossmont, CA Union High School District Tender Option Bond Series 2015-XF2141-2 Trust[3]	16.897	8/1/31	1,937,117
7,500,000	Los Angeles, CA Community College District Tender Option Bond Series 2015 XF-2012 Trust[3]	8.080	8/1/33	9,242,850
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0017 Trust	12.348	5/15/24	6,144,894
3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-2 Trust	12.663	5/15/26	4,336,167
3,665,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-3 Trust	12.675	5/15/27	4,723,965
3,365,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-4 Trust	12.669	5/15/28	4,336,846
3,405,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2022 Trust[3]	12.695	5/15/25	4,450,403
1,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018 Trust	8.685	7/1/34	1,857,450

25	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 6,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018-2 Trust	8.685%	7/1/38	$7,437,720
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond Series 2015-XF0035 Trust	8.514	8/1/34	10,290,842
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) Tender Option Bond Series 2015 XF-0019 Trust	16.773	2/1/36	3,731,300
5,000,000	San Marcos, CA Unified School District Tender Option Bond Series 2015-XF2029 Trust[3]	8.473	8/1/31	6,818,600

				$102,182,883

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $117,420,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially

26	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$31,104,672

Sold securities	4,755,011

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$2,000,820
Market Value	$20
Market Value as % of Net Assets	Less than 0.005%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $29,078,033, representing 2.29% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt

27	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,340,931,435 [1]

Gross unrealized appreciation	$111,303,541
Gross unrealized depreciation	(206,491,359)

Net unrealized depreciation	$(95,187,818)

1. The Federal tax cost of securities does not include cost of $114,701,735, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

28	OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/9/2015